Capital Lease Obligation (Details) - USD ($)	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
March 31, 2018	$ 2,100,000	$ 2,100,000
March 31, 2019	2,100,000	2,100,000
March 31, 2020	2,100,000	2,100,000
March 31, 2021	2,100,000	2,100,000
March 31, 2022	2,100,000	2,100,000
Thereafter	58,800,000	60,375,000
Total minimum lease payments	69,300,000	70,875,000
Less: current portion	(180,000)	(170,000)	$ 0
Long-term portion of minimum lease obligations	25,129,000	25,265,000	$ 0
Principal [Member]
March 31, 2018	179,693	169,818
March 31, 2019	193,758	183,110
March 31, 2020	208,924	197,443
March 31, 2021	225,277	212,898
March 31, 2022	242,911	229,562
Thereafter	24,257,788	24,441,676
Total minimum lease payments	25,308,351	25,434,507
Less: current portion	(179,693)	(169,818)
Long-term portion of minimum lease obligations	25,128,658	25,264,689
Interest [Member]
March 31, 2018	1,920,307	1,930,182
March 31, 2019	1,906,242	1,916,890
March 31, 2020	1,891,076	1,902,557
March 31, 2021	1,874,723	1,887,102
March 31, 2022	1,857,089	1,870,438
Thereafter	34,542,212	35,933,324
Total minimum lease payments	$ 43,991,649	$ 45,440,493